Description of Long Term Debt (Parenthetical) (Detail) - USD ($)		12 Months Ended
		May 31, 2018		May 31, 2017		Dec. 20, 2017	Mar. 31, 2017	Mar. 02, 2017	May 29, 2015	May 27, 2011	Oct. 09, 2009
Debt Instrument [Line Items]
Debt		$ 205,000,000		$ 205,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Debt, due date	[1]	Dec. 05, 2019		Dec. 05, 2019
Debt issuance costs, net of amortization		$ 1,200,000		$ 2,000,000
Unsecured 6.50% senior notes due February 14, 2018
Debt Instrument [Line Items]
Debt				$ 250,000,000
Debt, interest rate	[2]			6.50%
Debt, due date	[2]			Feb. 14, 2018
Debt issuance costs, net of amortization				$ 200,000
Amortization of debt discount premium				$ 300,000
Debt instrument, effective interest rate				6.704%
Unsecured 6.125% senior notes due October 15, 2019
Debt Instrument [Line Items]
Debt, interest rate	[3]	6.125%		6.125%
Debt, due date	[3]	Oct. 15, 2019		Oct. 15, 2019
Debt issuance costs, net of amortization		$ 600,000		$ 1,100,000
Amortization of debt discount premium				100,000
Debt instrument, effective interest rate										4.934%	6.139%
Debt										$ 150,000,000	$ 300,000,000
Unamortization of debt premium		$ 2,300,000		$ 3,900,000
Unsecured 2.25% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Debt, interest rate		2.25%		2.25%
Debt, due date		Dec. 15, 2020		Dec. 15, 2020
Unsecured 3.45% senior notes due November 15, 2022
Debt Instrument [Line Items]
Debt, interest rate		3.45%		3.45%
Debt, due date		Nov. 15, 2022		Nov. 15, 2022
Unsecured 5.25% notes due June 1, 2045
Debt Instrument [Line Items]
Debt		$ 250,000,000		$ 250,000,000				$ 50,000,000	$ 250,000,000
Debt, interest rate		5.25%	[4]	5.25%	[4]			5.25%	5.25%
Debt, due date	[4]	Jun. 01, 2045		Jun. 01, 2045
Debt issuance costs, net of amortization		$ 3,100,000		$ 3,200,000
Amortization of debt discount premium		$ 1,400,000		1,500,000
Debt instrument, effective interest rate		5.29%					4.839%
Debt							$ 50,000,000
Unamortization of debt premium		$ 3,000,000		3,100,000
Unsecured 3.75% notes due March 15, 2027
Debt Instrument [Line Items]
Debt		$ 400,000,000		$ 400,000,000				$ 400,000,000
Debt, interest rate		3.75%	[5]	3.75%	[5]			3.75%
Debt, due date	[5]	Mar. 15, 2027		Mar. 15, 2027
Amortization of debt discount premium		$ 500,000		$ 500,000
Debt instrument, effective interest rate		3.767%
Amortization of debt discount and issuance cost		$ 3,400,000		$ 3,800,000
Other Borrowings
Debt Instrument [Line Items]
Debt, maturity year		2021		2021
Unsecured 4.25% notes due January 15, 2048
Debt Instrument [Line Items]
Debt		$ 300,000,000				$ 300,000,000
Debt, interest rate		4.25%	[6]			4.25%
Debt, due date	[6]	Jan. 15, 2048
Debt instrument, effective interest rate		4.25%
Amortization of debt discount and issuance cost		$ 3,600,000
Australian Dollar Denominated Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense		$ 23,309,000		$ 17,311,000
Australian Dollar Denominated Debt | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Average interest rate		2.925%		2.705%
Euro Denominated Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense		$ 213,708,000		$ 183,012,000
Euro Denominated Debt | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Average interest rate		0.675%		1.075%

[1]	Interest was tied to AUD LIBOR at May 31, 2018, and averaged 2.925% for AUD denominated debt ($23,309) and 0.675% on EUR denominated debt ($213,708). Interest was tied to AUD LIBOR at May 31, 2017, and averaged 2.705% for AUD denominated debt ($17,311), 1.075% on EUR denominated debt ($183,012). At May 31, 2018 and 2017, the revolving credit facility is adjusted for debt issuance costs, net of amortization, for approximately $1.2 million and $2.0 million, respectively.
[2]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $0.3 million at May 31, 2017. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, was 6.704%. At May 31, 2017, the notes were adjusted for debt issuance costs, net of amortization, for approximately $0.2 million. The notes were redeemed on February 14, 2018.
[3]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.1 million at May 31, 2017. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $2.3 million and $3.9 million at May 31, 2018 and 2017, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%. At May 31, 2018 and 2017, the notes are adjusted for debt issuance costs, net of amortization, for approximately $0.6 million and $1.1 million, respectively.
[4]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.4 million and $1.5 million at May 31, 2018 and 2017, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%. In March 2017, as a further issuance of the 5.25% notes due 2045, we closed an offering of $50.0 million aggregate principal, which is adjusted for the unamortized premium received at issuance, which approximated $3.0 million and $3.1 million at May 31, 2018 and 2017, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $50.0 million notes issued March 2017 is 4.839%. At May 31, 2018 and 2017, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.1 million and $3.2 million, respectively.
[5]	The $400.0 million face amount of the notes due 2027 is adjusted for the amortization of the original issue discount, which approximated $0.5 million at May 31, 2018 and 2017. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 3.767%. At May 31, 2018 and 2017, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.4 million and $3.8 million, respectively.
[6]	The $300.0 million face amount of the notes due 2048 is adjusted for the debt issuance cost, net of amortization, which approximated $3.6 million at May 31, 2018. The effective interest rate on the notes is 4.25%.